Basis of Presentation and summary of significant accounting policies - Principles of consolidation (Details)	12 Months Ended
Sep. 30, 2022
100 W. Commercial Street, LLC
Principles of consolidation
Ownership percentages	100.00%
Acadia Medical Supply, Inc.
Principles of consolidation
Ownership percentages	100.00%
Access Respiratory Home Care, LLC
Principles of consolidation
Ownership percentages	100.00%
At Home Health Equipment, LLC
Principles of consolidation
Ownership percentages	100.00%
Black Bear Medical, Inc.
Principles of consolidation
Ownership percentages	100.00%
Black Bear Medical Group, Inc.
Principles of consolidation
Ownership percentages	100.00%
Black Bear Medical NH, Inc.
Principles of consolidation
Ownership percentages	100.00%
Care Medical Atlanta, LLC
Principles of consolidation
Ownership percentages	100.00%
Care Medical of Athens, Inc.
Principles of consolidation
Ownership percentages	100.00%
Care Medical of Augusta, LLC
Principles of consolidation
Ownership percentages	100.00%
Care Medical of Gainesville, LLC
Principles of consolidation
Ownership percentages	100.00%
Care Medical Partners, LLC
Principles of consolidation
Ownership percentages	100.00%
Care Medical Savannah, LLC
Principles of consolidation
Ownership percentages	100.00%
Central Oxygen, Inc.
Principles of consolidation
Ownership percentages	100.00%
Coastal Med-Tech Corp.
Principles of consolidation
Ownership percentages	100.00%
Cooley Medical Equipment, Incorporated
Principles of consolidation
Ownership percentages	100.00%
Good Night Medical, LLC
Principles of consolidation
Ownership percentages	100.00%
Good Night Medical of Ohio, LLC
Principles of consolidation
Ownership percentages	100.00%
Good Night Medical of Texas, Inc
Principles of consolidation
Ownership percentages	100.00%
Health Technology Resources, LLC
Principles of consolidation
Ownership percentages	100.00%
Heckman Healthcare Service & Supplies Inc.
Principles of consolidation
Ownership percentages	100.00%
Hometown Medical LLC
Principles of consolidation
Ownership percentages	100.00%
Legacy Oxygen and Home Care Equipment, LLC
Principles of consolidation
Ownership percentages	100.00%
Mayhugh Drugs, Inc.
Principles of consolidation
Ownership percentages	100.00%
Med Supply Center, Inc
Principles of consolidation
Ownership percentages	100.00%
Medical West Healthcare Center, LLC
Principles of consolidation
Ownership percentages	100.00%
Metro-Med, Inc.
Principles of consolidation
Ownership percentages	100.00%
Metro-Med, Inc. - Los Alamitos
Principles of consolidation
Ownership percentages	100.00%
Metro-Med, Inc. - Ventura
Principles of consolidation
Ownership percentages	100.00%
NorCal Respiratory, Inc.
Principles of consolidation
Ownership percentages	100.00%
Oxygen Plus
Principles of consolidation
Ownership percentages	100.00%
Patient Aids, Inc.
Principles of consolidation
Ownership percentages	100.00%
Patient Home Monitoring, Inc - discontinued
Principles of consolidation
Ownership percentages	100.00%
QHM Holdings, Inc
Principles of consolidation
Ownership percentages	100.00%
Quipt Home Medical, Inc.
Principles of consolidation
Ownership percentages	100.00%
Resource Medical, Inc.
Principles of consolidation
Ownership percentages	100.00%
Resource Medical Group Charleston, LLC
Principles of consolidation
Ownership percentages	100.00%
Resource Medical Group, LLC
Principles of consolidation
Ownership percentages	100.00%
Respicare, Inc.
Principles of consolidation
Ownership percentages	100.00%
Riverside Medical, Inc.
Principles of consolidation
Ownership percentages	100.00%
Semo Drugs - Care Plus of Mo, Inc.
Principles of consolidation
Ownership percentages	100.00%
Sleep Health Diagnostics, LLC
Principles of consolidation
Ownership percentages	100.00%
Sleepwell, LLC
Principles of consolidation
Ownership percentages	100.00%
Southeastern Biomedical Services, LLC
Principles of consolidation
Ownership percentages	100.00%
Thrift Home Care, Inc.
Principles of consolidation
Ownership percentages	100.00%
Tuscan, Inc.
Principles of consolidation
Ownership percentages	100.00%
West Home Healthcare, Inc.
Principles of consolidation
Ownership percentages	100.00%